Goodwill - Key assumptions used by management for VIU calculation (Details)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Terminal growth rate	2.00%
iClick group
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rate	15.00%
iClick group | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rate	2.00%
Gross profit margin	69.00%
iClick group | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rate	7.00%
Gross profit margin	70.00%
Sparrow Group
Disclosure of reconciliation of changes in goodwill [line items]
Gross profit margin	32.00%
Terminal growth rate	3.50%	3.50%	3.50%
Pre-tax discount rate	16.00%	16.00%	16.00%
Sparrow Group | Minimum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rate	17.00%	5.00%	7.00%
Gross profit margin		39.90%	42.00%
Sparrow Group | Maximum
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rate	22.00%	69.00%	41.00%
Gross profit margin		49.70%	44.90%